Equity and Partners' Capital	12 Months Ended
Dec. 31, 2018
Partners' Capital Notes [Abstract]
Equity and Partners' Capital
5. EQUITY AND PARTNERS’ CAPITAL

Holdings of WGP equity. As of December 31, 2018, WGP’s common units were listed on the New York Stock Exchange under the symbol “WGP.” As of December 31, 2018, Anadarko held 170,380,161 WGP common units, representing a 77.8% limited partner interest in WGP, and, through its ownership of WGP GP, Anadarko indirectly held the entire non-economic general partner interest in WGP. The public held 48,557,636 WGP common units, representing a 22.2% limited partner interest in WGP.
In June 2016, Anadarko sold 12,500,000 of its WGP common units to the public through an underwritten offering. WGP did not receive any proceeds from, or incur any expense in, the public offering.

Tangible equity units. In June 2015, Anadarko completed the public issuance of 9,200,000 7.50% tangible equity units (“TEUs”), including 1,200,000 TEUs pursuant to the full exercise of the underwriters’ over-allotment option, at a price to the public of $50.00 per TEU. Each TEU that Anadarko issued consisted of (1) a prepaid equity purchase contract for WGP common units owned by Anadarko (which was subject to Anadarko’s right to elect to deliver shares of its common stock in lieu of such WGP common units) and (2) a senior amortizing note that was due June 7, 2018. On June 7, 2018, the mandatory settlement date, Anadarko settled the 9,200,000 then outstanding TEUs by delivering to the holders 8,207,204 of its WGP common units in exchange for the prepaid equity purchase contracts. WGP did not receive any proceeds from, or incur any expense in, the public offering or settlement of the TEUs.

5. EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

Net income (loss) per common unit. For WGP, basic net income (loss) per common unit is calculated by dividing the limited partners’ interest in net income (loss) by the weighted-average number of common units outstanding during the period. Dilutive net income (loss) per common unit is calculated by dividing the limited partners’ interest in net income (loss) adjusted for distributions on the WES Series A Preferred units and a reallocation of the limited partners’ interest in net income (loss) assuming, prior to the actual conversion, conversion of the WES Series A Preferred units into WES common units, by the weighted-average number of WGP common units outstanding during the period. As of May 2, 2017, all WES Series A Preferred units were converted into WES common units on a one-for-one basis. The impact of the Series A Preferred units assuming, prior to the actual conversion, conversion to WES common units would be anti-dilutive for the years ended December 31, 2017 and 2016. Net income (loss) per common unit is calculated assuming that cash distributions are equal to the net income attributable to WGP. Net income (loss) attributable to the WES assets (as defined in Note 1) acquired from Anadarko for periods prior to WES’s acquisition of the WES assets is not allocated to the limited partners when calculating net income (loss) per common unit. Net income equal to the amount of available cash (as defined by WGP’s partnership agreement) is allocated to WGP common unitholders consistent with actual cash distributions.

Holdings of WES equity. As of December 31, 2018, WGP held 50,132,046 WES common units, representing a 29.6% limited partner interest in WES, and, through its ownership of WES GP, WGP indirectly held 2,583,068 general partner units, representing a 1.5% general partner interest in WES, and 100% of WES’s IDRs. As of December 31, 2018, (i) other subsidiaries of Anadarko collectively held 2,011,380 WES common units and 14,372,665 Class C units, representing an aggregate 9.7% limited partner interest in WES and (ii) the public held 100,465,859 WES common units, representing a 59.2% limited partner interest in WES, which are all reflected as noncontrolling interests within the consolidated financial statements of WGP (see Note 1).

WES equity offerings. In July 2017, WES filed a registration statement with the SEC for the issuance of up to an aggregate of $500.0 million of WES common units pursuant to a new continuous offering program that has not yet been initiated. Upon the consummation of the Merger (see Note 15), WES will terminate the registration statement relating to the $500.0 million COP and, therefore, WES common units will no longer be available for issuance thereunder.

WES Class C units. In November 2014, WES issued 10,913,853 Class C units to APC Midstream Holdings, LLC (“AMH”), pursuant to a Unit Purchase Agreement with Anadarko and AMH. The Class C units were issued to partially fund WES’s acquisition of DBM.
When issued, the WES Class C units were scheduled to convert into WES common units on a one-for-one basis on December 31, 2017, and in February 2017, Anadarko elected to extend the conversion date of the WES Class C units to March 1, 2020. All outstanding WES Class C units will convert into WES common units on a one-for-one basis immediately prior to the closing of the Merger, if consummated. If the Merger is not consummated, the conversion will occur on March 1, 2020, unless WES elects to convert such units earlier or Anadarko extends the conversion date (see Note 15).

5. EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

WES Series A Preferred units. In 2016, WES issued 21,922,831 Series A Preferred units to private investors, generating proceeds of $686.9 million (net of fees and expenses, but including a 2.0% transaction fee paid to the private investors). Pursuant to an agreement between WES and the holders of the WES Series A Preferred units, 50% of the WES Series A Preferred units converted into WES common units on a one-for-one basis on March 1, 2017, and all remaining Series A Preferred units converted into WES common units on a one-for-one basis on May 2, 2017.

WES interests. The following table summarizes WES’s units issued during the years ended December 31, 2018 and 2017:

	WES Common Units	WES Class C Units	WES Series A Preferred Units	WES General Partner Units	Total
Balance at December 31, 2016	130,671,970	12,358,123	21,922,831	2,583,068	167,535,992
PIK Class C units	—	885,760	—	—	885,760
Conversion of Series A Preferred units	21,922,831	—	(21,922,831)	—	—
Long-Term Incentive Plan award vestings	7,304	—	—	—	7,304
Balance at December 31, 2017	152,602,105	13,243,883	—	2,583,068	168,429,056
PIK Class C units	—	1,128,782	—	—	1,128,782
Long-Term Incentive Plan award vestings	7,180	—	—	—	7,180
Balance at December 31, 2018	152,609,285	14,372,665	—	2,583,068	169,565,018